Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions		Total	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income, Net of Tax
Balance, Beginning of year at Dec. 31, 2010			$ 662.4	$ 1,007.1	$ 3,595.7	$ 783.7
Stock options exercised			2.0	20.4
Net income		1,015.5			1,015.5
Other comprehensive income (loss)		(91.2)				(91.2)
Tax benefit from exercise/vesting of equity-based compensation				6.4
Treasury shares purchased	[1]		(51.3)	(80.7)	(865.8)
Net restricted equity awards (issued) (vested) forfeited			(0.1)	0.1
Cash dividends declared on common shares ($1.4929, $1.2845, and $.4072 per share)					(248.1)
Amortization of equity-based compensation				50.3
Reinvested dividends on restricted stock units				2.6	(2.6)
Other				0	0.3
Balance, End of year at Dec. 31, 2011		5,806.7	613.0	1,006.2	3,495.0	692.5
Stock options exercised			0.1	0.4
Net income		902.3			902.3
Other comprehensive income (loss)		178.5				178.5
Tax benefit from exercise/vesting of equity-based compensation				5.8
Treasury shares purchased	[1]		(8.6)	(14.5)	(151.1)
Net restricted equity awards (issued) (vested) forfeited			0.1	(0.1)
Cash dividends declared on common shares ($1.4929, $1.2845, and $.4072 per share)					(772.5)
Amortization of equity-based compensation				62.4
Reinvested dividends on restricted stock units				11.2	(11.2)
Other				5.6	(8.1)
Balance, End of year at Dec. 31, 2012		6,007.0	604.6	1,077.0	3,454.4	871.0
Stock options exercised			0	0
Net income		1,165.4			1,165.4
Other comprehensive income (loss)		80.7				80.7
Tax benefit from exercise/vesting of equity-based compensation				10.3
Treasury shares purchased	[1]		(11.0)	(20.4)	(242.0)
Net restricted equity awards (issued) (vested) forfeited			2.2	(2.2)
Cash dividends declared on common shares ($1.4929, $1.2845, and $.4072 per share)					(889.2)
Amortization of equity-based compensation				64.9
Reinvested dividends on restricted stock units				12.4	(12.4)
Other				0	23.8
Balance, End of year at Dec. 31, 2013		$ 6,189.5	$ 595.8	$ 1,142.0	$ 3,500.0	$ 951.7

[1]	In December 2013, we purchased 4.0 million shares at a price of $25.50 per share in a privately negotiated transaction with the "Peter B. Lewis Trust under Agreement dated December 21, 1994, as modified." Mr. Lewis was our non-executive Chairman of the Board until his death in November 2013.